Note 11 - Subsequent Event (Details Textual) - USD ($)	Jun. 30, 2016	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Milestone Payment Upon Enrollment of First Subject in Phase 1 Clinical Trial [Member] | Subsequent Event [Member]
Accounts Payable, Current		$ 50,000
Accounts Payable, Current	$ 797,000		$ 585,000	$ 297,000